U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

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1.   Name and address of issuer:
     Van Kampen American Capital Tax Free Trust
     One Parkview Plaza
     Oakbrook Terrace, IL 60181

2.   Name of each series or class of funds for which this notice is filed:
     Insured Tax Free Income Fund          Limited Term Municipal Income Fund
     Tax Free High Income Fund             Florida Insured Tax Free Income Fund
     California Insured Tax Free Fund      New Jersey Tax Free Income Fund
     Municipal Income Fund                 New York Tax Free Income Fund

3.   Investment Company Act File Number: 811-4386
     Securities Act File Number: 2-99715

4.   Last day of fiscal year for which this notice is filed: 12/31/95

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                [    ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: 0

8.   Number and amount of securities registered during the fiscal year
     other than Pursuant to rule 24f-2:    0

9.   Number and aggregate sale price of securities sold during the fiscal year:
     59,546,912     $936,286,385

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
     59,546,912     936,286,385

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
     6,049,127     $99,859,471



12.        Calculation of registration fee;
(i)      Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):   $   936,286,385
         Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if
(ii)     applicable):                                                                                               +    99,859,471
(iii)    Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):                  -   511,323,039
          Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees
(iv)     pursuant to rule 24e-2 (if applicable):                                                                    +             0
          Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line
(v)      (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):                                         524,822,817
         Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation
(vi)     (see Instruction C.6):                                                                                     x        1/2900
(vii)    Fee due [line (i) or line (v) multiplied by line (vi)]:                                                    $    180,973.39




      Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                    [ x ]

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: February 28, 1996




SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)* /s/Nicholas Dalmaso, Assistant Secretary
                          ----------------------------------------
                          Nicholas Dalmaso, Assistant Secretary



Date February 28, 1996



*Please print the name and title of the signing officer below the signature.